Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Other Assets, Noncurrent
Recoverable insurance losses	$ 2,585	$ 2,405
Deferred income tax assets		3,003
Investments held for supplemental savings plan accounts	5,274	6,583
Investments held for savings plans and SERP		6,583
Long-term deposits	13,763	16,217
Other	5,157	5,847
Total other assets	$ 26,779	$ 31,052
Predecessor
Other Assets, Noncurrent
Recoverable insurance losses			$ 10,142
Deferred income tax assets			39,134
Investments held for savings plans and SERP			14,835
Accumulated costs of rejected vessel			48,382
Long-term deposits			15,162
Other			11,880
Total other assets			$ 139,535